Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [abstract]
Summary of Retirement Benefit Plans	The amounts recognised in the balance sheet were as follows:

	Group
	2023	2022
	£m	£m
Assets/(liabilities)
Funded defined benefit pension scheme - surplus	723	1,051
Funded defined benefit pension scheme - deficit	(41)	—
Unfunded pension and post-retirement medical benefits	(25)	(25)
Total net assets	657	1,026

Disclosure of Total Defined Benefit Plan Amount Charged to the Income Statement	The total amount charged to the income statement was as follows:

			Group
	2023	2022	2021
	£m	£m	£m
Net interest income	(54)	(31)	(5)
Current service cost	13	30	38
Past service and GMP costs	1	—	—
Past service curtailment costs	—	—	5
Administration costs	7	9	8
	(33)	8	46

Summary of Amounts Recognised in Other Comprehensive Income	The amounts recognised in other comprehensive income were as follows:

			Group
	2023	2022	2021
	£m	£m	£m
Return on plan assets (excluding amounts included in net interest expense)	352	5,531	(452)
Actuarial (gains) arising from changes in demographic assumptions	(51)	(122)	(17)
Actuarial losses/(gains) arising from experience adjustments	91	481	(19)
Actuarial losses/(gains) arising from changes in financial assumptions	206	(5,167)	(775)
Pension remeasurement	598	723	(1,263)

Disclosure of Movements in the Present Value of Defined Benefit Obligations	Movements in the present value of defined benefit scheme obligations were as follows:

	Group
	2023	2022
	£m	£m
At 1 January	(7,937)	(12,884)
Current service cost paid by Santander UK plc	(13)	(29)
Current service cost paid by other subsidiaries	—	(1)
Interest cost	(379)	(241)
Employer salary sacrifice contributions	(1)	(3)
Past service cost	(1)	—
Remeasurement due to actuarial movements arising from:
– Changes in demographic assumptions	51	122
– Experience adjustments	(91)	(481)
– Changes in financial assumptions	(206)	5,167
Benefits paid	372	413
Derecognition of pension scheme liabilities arising from the wind up of the offshore scheme	4	—
At 31 December	(8,201)	(7,937)

Disclosure of Movements in Fair Value of Schemes' Assets	Movements in the fair value of the schemes’ assets were as follows:

	Group
	2023	2022
	£m	£m
At 1 January	8,963	14,420
Interest income	433	272
Contributions paid by employer and scheme members	197	224
Administration costs paid	(7)	(9)
Return on plan assets (excluding amounts included in net interest expense)	(352)	(5,531)
Benefits paid	(372)	(413)
Derecognition of pension scheme assets arising from the wind up of the offshore scheme	(4)	—
At 31 December	8,858	8,963

Disclosure of Fair Value of Plan Assets	The composition and fair value of the schemes’ assets by category was:

							Group
	Quoted prices in active markets		Prices not quoted in active markets		Total		Valuation
2023	£m	%	£m	%	£m	%	technique
Overseas equities	—	—	980	11	980	11	A,C
Corporate bonds	2,284	26	242	3	2,526	29	A,C
Government fixed interest bonds	1,618	18	—	—	1,618	18	A
Government index-linked bonds	4,422	50	—	—	4,422	50	A
Property	—	—	1,080	12	1,080	12	B
Derivatives	—	—	(2)	—	(2)	—	A
Cash	—	—	586	7	586	7	A
Repurchase agreements(1)	—	—	(3,062)	(35)	(3,062)	(35)	A
Infrastructure	—	—	408	5	408	5	B,C
Annuities	—	—	293	3	293	3	D
Longevity swap	—	—	(16)	—	(16)	—	D
Other	—	—	25	—	25	—	C
	8,324	94	534	6	8,858	100
2022
Overseas equities	—	—	1,172	13	1,172	13	A,C
Corporate bonds	1,991	22	244	3	2,235	25	A,C
Government fixed interest bonds	1,138	13	—	—	1,138	13	A
Government index-linked bonds	5,525	62	—	—	5,525	62	A
Property	—	—	1,202	13	1,202	13	B
Derivatives	—	—	(78)	(1)	(78)	(1)	A
Cash	—	—	1,340	15	1,340	15	A
Repurchase agreements(1)	—	—	(4,312)	(48)	(4,312)	(48)	A
Infrastructure	—	—	426	5	426	5	B,C
Annuities	—	—	298	3	298	3	D
Longevity swap	—	—	(12)	—	(12)	—	D
Other	—	—	29	—	29	—	C
	8,654	97	309	3	8,963	100
(1)Sale and repurchase agreements net of purchase and resale agreements.

Summary of Principal Actuarial Assumptions Used for Defined Benefit Schemes	The principal actuarial assumptions used for the Scheme were:

	Group
	2023	2022	2021
	%	%	%
To determine benefit obligations(1):
– Discount rate for scheme liabilities	4.6	4.9	1.9
– General price inflation	3.0	3.1	3.4
– General salary increase	1.0	1.0	1.0
– Expected rate of pension increase	3.0	3.0	3.2

	Years	Years	Years
Longevity at 60 for current pensioners, on the valuation date:
– Males	27.0	27.4	27.5
– Females	29.8	30.1	30.1
Longevity at 60 for future pensioners currently aged 40, on the valuation date:
– Males	28.6	28.9	29.0
– Females	31.3	31.6	31.6
(1)The discount rate and inflation related assumptions set out in the table above reflect the assumptions calculated based on the Scheme’s duration and cash flow profile as a whole. The actual assumptions used were determined for each section independently based on each section’s duration and cash flow profile.

Summary of Actuarial Assumption Sensitivities	The sensitivity analyses below have been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period, while holding all other assumptions constant.

		Group
		(Decrease)/increase
		2023	2022
Assumption	Change in pension obligation at period end from	£m	£m
Discount rate	50bps increase	(507)	(501)
General price inflation	50bps increase	385	374
Mortality	Each additional year of longevity assumed	223	203

Disclosure of Defined Benefit Plan Expected Future Benefit Payments	The benefits expected to be paid in each of the next five years, and in the aggregate for the five years thereafter are:

Year ending 31 December	£m
2024	455
2025	389
2026	404
2027	428
2028	444
Five years ending 2033	2,398